Property and Equipment, Net - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Property and Equipment [Line Items]
Total property and equipment, gross	$ 35,299	$ 51,034
Less: accumulated depreciation	(5,622)	(5,679)
Total property and equipment, net	29,677	45,355
Office furniture and lab equipment [Member]
Schedule of Property and Equipment [Line Items]
Total property and equipment, gross	594	660
Computers and electronic equipment [Member]
Schedule of Property and Equipment [Line Items]
Total property and equipment, gross	1,902	1,685
Equipment and machinery [Member]
Schedule of Property and Equipment [Line Items]
Total property and equipment, gross	6,191	3,456
Nanox.ARC [Member]
Schedule of Property and Equipment [Line Items]
Total property and equipment, gross	6,495	3,838
Leasehold improvement [Member]
Schedule of Property and Equipment [Line Items]
Total property and equipment, gross	1,208	1,126
Vehicles [Member]
Schedule of Property and Equipment [Line Items]
Total property and equipment, gross	296	296
Land [Member]
Schedule of Property and Equipment [Line Items]
Total property and equipment, gross	6,314	6,314
Production line [Member]
Schedule of Property and Equipment [Line Items]
Total property and equipment, gross	$ 12,299	$ 33,659